Item 1.  Report to Shareholders

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Financials

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                      6 Months     Year
                         Ended    Ended
                       6/30/03 12/31/02  12/31/01 12/31/00  12/31/99  12/31/98
--------------------------------------------------------------------------------
NET ASSET VALUE

Beginning of period    $ 17.11  $ 22.82  $ 24.44  $  24.44  $  26.25  $  26.36

Investment activities
  Net investment
  income (loss)           0.09     0.17     0.25      0.34      0.49      0.55

  Net realized
  and unrealized
  gain (loss)             1.71    (5.57)   (0.83)     1.83      0.46      2.00

  Total from
  investment
  activities              1.80    (5.40)   (0.58)     2.17      0.95      2.55

Distributions

  Net investment
  income                 (0.08)   (0.16)   (0.26)    (0.34)    (0.51)    (0.53)

  Net realized
  gain                       -    (0.15)   (0.78)    (1.83)    (2.25)    (2.13)

  Total
  distributions          (0.08)   (0.31)   (1.04)    (2.17)    (2.76)    (2.66)

NET ASSET VALUE
End of period          $ 18.83  $ 17.11  $ 22.82  $  24.44  $  24.44  $  26.25
                       -------  -------  -------  --------  --------  --------

Ratios/Supplemental Data

Total return^             10.55%  (23.84)%  (2.17)%    8.97%    3.78%    9.96%

Ratio of total
expenses to
average net
assets                    0.84%+     0.81%    0.81%    0.77%    0.77%    0.77%

Ratio of net
investment income
(loss) to average
net assets                1.03%+     0.84%    1.08%    1.35%    1.78%    2.03%

Portfolio turnover
rate                      29.4%+     44.7%    65.9%    80.3%    20.3%    20.5%

Net assets,
end of period
(in millions)            $ 1,800  $ 1,675  $ 2,394  $ 2,989  $ 3,440  $  3,563


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

Statement of Net Assets                                 Shares/Par      Value
--------------------------------------------------------------------------------
                                                              In thousands

COMMON STOCKS  95.6%

CONSUMER DISCRETIONARY  10.2%

Hotels, Restaurants & Leisure  1.2%

Carnival                                                  385,000   $    12,516

MGM Mirage *                                              255,000         8,716
                                                                         21,232

Media  6.6%

AOL Time Warner *                                       1,210,000        19,469

Clear Channel Communications *                            490,000        20,771

Comcast, Class A *                                        553,000        16,690

Cox Communications, Class A *                             222,000         7,082

Disney                                                    860,000        16,985

New York Times, Class A                                   205,000         9,327

Viacom, Class B *                                         660,000        28,816
                                                                        119,140

Multiline Retail  0.5%

Kohl's *                                                  175,000         8,992
                                                                          8,992

Specialty Retail  1.9%

GAP                                                       125,000         2,345

Home Depot                                                945,000        31,298
                                                                         33,643

Total Consumer Discretionary                                            183,007

CONSUMER STAPLES  7.0%

Beverages  1.8%

Coca-Cola                                                 285,000        13,227

PepsiCo                                                   430,000        19,135
                                                                         32,362

Food & Staples Retailing  2.2%

Sysco                                                     700,000        21,028

Wal-Mart                                                  220,000        11,807

Walgreen                                                  245,000         7,375
                                                                         40,210

Food Products  0.9%

Campbell Soup                                             200,000   $     4,900

General Mills                                             250,000        11,853
                                                                         16,753

Personal Products  0.7%

Gillette                                                  385,000        12,266
                                                                         12,266

Tobacco  1.4%

Altria Group                                              530,000        24,083
                                                                         24,083

Total Consumer Staples                                                  125,674

ENERGY  6.7%

Energy Equipment & Services  3.2%

Baker Hughes                                              620,000        20,814

Schlumberger                                              255,000        12,130

Transocean *                                            1,090,000        23,947
                                                                         56,891

Oil & Gas  3.5%

BP ADR                                                    390,000        16,388

ChevronTexaco                                             245,000        17,689

Exxon Mobil                                               300,000        10,773

Marathon Oil                                              375,000         9,881

Royal Dutch Petroleum ADS                                 191,000         8,905
                                                                         63,636

Total Energy                                                            120,527

FINANCIALS  27.0%

Capital Markets  8.6%

Bank of New York                                          371,000        10,666

Charles Schwab                                            790,000         7,971

Franklin Resources                                        300,000        11,721

Goldman Sachs Group                                       180,000        15,075

J.P. Morgan Chase                                         925,000        31,616

Mellon Financial                                          920,000        25,530

Morgan Stanley                                            426,000   $    18,212

Northern Trust                                            410,000        17,134

State Street                                              420,000        16,548
                                                                        154,473

Commercial Banks  5.0%

Bank of America                                           190,000        15,016

Comerica                                                  420,000        19,530

FleetBoston Financial                                     650,000        19,312

U.S. Bancorp                                            1,465,000        35,892
                                                                         89,750

Consumer Finance  1.3%

American Express                                          321,000        13,421

SLM Corporation                                           279,000        10,928
                                                                         24,349

Diversified Financial Services  2.5%

Citigroup                                               1,045,000        44,726
                                                                         44,726

Insurance  7.6%

American International Group                              349,000        19,258

Berkshire Hathaway, Class A *                                  85         6,162

Hartford Financial Services Group                         221,000        11,130

John Hancock Financial Services                           365,000        11,216

Marsh & McLennan                                          308,400        15,750

Prudential Financial                                      250,000         8,412

SAFECO                                                    338,000        11,925

St. Paul Companies                                        360,000        13,144

Travelers Property Casualty, Class A                    1,048,000        16,663

UnumProvident                                             890,200        11,938

XL Capital, Class A                                       150,000        12,450
                                                                        138,048

Real Estate  0.7%

Equity Office Properties, REIT                            450,000        12,155

                                                                         12,155
Thrifts & Mortgage Finance  1.3%

Fannie Mae                                                100,000         6,744

Freddie Mac                                               325,000        16,500
                                                                         23,244

Total Financials                                                        486,745

HEALTH CARE  13.3%

Biotechnology  0.5%

MedImmune *                                               230,000   $     8,365
                                                                          8,365

Health Care Equipment & Supplies  1.4%

Baxter International                                      200,000         5,200

Biomet                                                    250,000         7,165

Guidant                                                   310,000        13,761
                                                                         26,126

Health Care Providers & Services  2.8%

AmerisourceBergen                                         155,000        10,749

CIGNA                                                     180,000         8,449

HCA                                                       550,000        17,622

UnitedHealth Group                                        270,000        13,568
                                                                         50,388

Pharmaceuticals  8.6%

Abbott Laboratories                                       312,000        13,653

Bristol-Myers Squibb                                      450,000        12,217

Eli Lilly                                                 132,000         9,104

Johnson & Johnson                                         200,000        10,340

Pfizer                                                  1,771,000        60,480

Schering-Plough                                           750,000        13,950

Wyeth                                                     755,000        34,390
                                                                        154,134

Total Health Care                                                       239,013

INDUSTRIALS & BUSINESS SERVICES  9.7%

Aerospace & Defense  1.8%

General Dynamics                                           88,000         6,380

Honeywell International                                   469,500        12,606

Northrop Grumman                                          157,000        13,548
                                                                         32,534

Air Freight & Logistics  0.9%

UPS, Class B                                              260,000        16,562
                                                                         16,562

Building Products  1.0%

Masco                                                     780,000   $    18,603
                                                                         18,603

Industrial Conglomerates  1.8%

GE                                                        900,000        25,812

Tyco International                                        350,000         6,643
                                                                         32,455

Machinery  2.2%

Danaher                                                   331,000        22,524

Deere                                                     120,000         5,484

ITT Industries                                            184,000        12,045
                                                                         40,053

Road & Rail  2.0%

Burlington Northern Santa Fe                              575,000        16,353

Union Pacific                                             325,000        18,856
                                                                         35,209

Total Industrials & Business Services                                   175,416

INFORMATION TECHNOLOGY  11.0%

Communications Equipment  1.6%

Cisco Systems *                                           980,000        16,356

Nokia                                                     790,000        12,980
                                                                         29,336

Computer & Peripherals  2.1%

Dell Computer *                                           325,000        10,387

Hewlett-Packard                                           575,000        12,248

Lexmark International, Class A *                          220,000        15,569
                                                                         38,204

Internet Software & Services  0.5%

InterActiveCorp *                                         220,000         8,706
                                                                          8,706

IT Services  2.0%

Accenture, Class A *                                      540,000         9,769

First Data                                                490,000        20,305

Paychex                                                   200,000         5,862
                                                                         35,936

Semiconductor & Semiconductor
 Equipment  2.7%

Analog Devices *                                          550,000   $    19,151

Applied Materials *                                       495,000         7,851

Maxim Integrated Products                                 450,000        15,385

Texas Instruments                                         340,000         5,984
                                                                         48,371

Software  2.1%

Adobe Systems                                             292,000         9,364

Microsoft                                               1,070,000        27,403
                                                                         36,767

Total Information Technology                                            197,320

MATERIALS  5.4%

Chemicals  3.2%

Dow Chemical                                              928,000        28,731

DuPont                                                    300,000        12,492

Potash Corp./Saskatchewan                                 265,000        16,960

                                                                         58,183

Metals & Mining  1.6%

Alcoa                                                     830,000        21,165

Newmont Mining                                            225,000         7,303
                                                                         28,468

Paper & Forest Products  0.6%

International Paper                                       300,000        10,719

                                                                         10,719

Total Materials                                                          97,370

TELECOMMUNICATION SERVICES  4.3%

Diversified Telecommunication Services  2.5%

AT&T                                                      500,000         9,625

SBC Communications                                        423,000        10,808

Verizon Communications                                    638,000        25,169
                                                                         45,602

Wireless Telecommunication Services  1.8%

Vodafone                                                1,644,000   $    32,304
                                                                         32,304

Total Telecommunication Services                                         77,906

UTILITIES  0.5%

Electric Utilities  0.5%

Pinnacle West Capital                                     255,000         9,550

Total Utilities                                                           9,550

Total Miscellaneous Common Stocks  0.5%                                   8,850

Total Common Stocks (Cost  $1,499,295)                                1,721,378

CONVERTIBLE BONDS  0.3%

GAP, 144A, 5.75%, 3/15/09                               3,315,000         4,485

Total Convertible Bonds (Cost  $3,315)                                    4,485

SHORT-TERM INVESTMENTS  3.8%

Money Market Fund  3.8%
T. Rowe Price Reserve Investment Fund, 1.16% #         69,032,466        69,032

Total Short-Term Investments (Cost  $69,032)                             69,032

Total Investments in Securities
99.7% of Net Assets (Cost $1,571,642)                               $ 1,794,895

Other Assets Less Liabilities                                             5,394

NET ASSETS                                                          $ 1,800,289
                                                                    -----------

Net Assets Consist of:

Undistributed net investment income (loss)                          $     1,458

Undistributed net realized gain (loss)                                  (84,635)

Net unrealized gain (loss)                                              223,253
Paid-in-capital applicable to 95,603,342
shares of $0.01 par value capital stock
outstanding; 500,000,000 shares authorized                            1,660,213


NET ASSETS                                                          $ 1,800,289
                                                                    -----------

NET ASSET VALUE PER SHARE                                           $     18.83
                                                                    -----------

    #  Seven-day yield

    *  Non-income producing

 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $4,485,000 and represents 0.2% of net assets

  ADR  American Depository Receipts

  ADS  American Depository Shares

 REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                    6 Months
                                                                       Ended
                                                                     6/30/03
Investment Income (Loss)

Income

 Dividend                                                       $     14,997

 Income distributions from mutual funds                                  396

 Interest                                                                 96

 Security lending                                                         21

 Total income                                                         15,510

Expenses

 Investment management                                                 4,758

 Shareholder servicing                                                 2,118

 Custody and accounting                                                   73

 Prospectus and shareholder reports                                       40

 Registration                                                             16

 Legal and audit                                                           9

 Directors                                                                 7

 Total expenses                                                        7,021

 Expenses paid indirectly                                                (66)

 Net expenses                                                          6,955

Net investment income (loss)                                           8,555

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                 6,129

Change in net unrealized gain (loss) on securities                   157,449

Net realized and unrealized gain (loss)                              163,578

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $    172,133
                                                                ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                     6 Months           Year
                                                        Ended          Ended
                                                      6/30/03       12/31/02

Increase (Decrease) in Net Assets
Operations
 Net investment income (loss)                      $    8,555    $    16,659

 Net realized gain (loss)                               6,129        (90,688)

 Change in net unrealized gain (loss)                 157,449       (487,984)

 Increase (decrease) in net
 assets from operations                               172,133       (562,013)


Distributions to shareholders

 Net investment income                                 (7,670)       (16,086)

 Net realized gain                                          -        (15,649)

 Decrease in net assets from
 distributions                                         (7,670)       (31,735)


Capital share transactions *

 Shares sold                                           71,938        165,471

 Distributions reinvested                               7,363         30,623

 Shares redeemed                                     (118,667)      (321,591)

 Increase (decrease) in net
 assets from capital
 share transactions                                   (39,366)      (125,497)


Net Assets

Increase (decrease) during period                     125,097       (719,245)

Beginning of period                                 1,675,192      2,394,437


End of period                                      $1,800,289    $ 1,675,192
                                                   ----------    -----------

*Share information

 Shares sold                                            4,133          8,456

 Distributions reinvested                                 415          1,537

 Shares redeemed                                       (6,873)       (16,976)

 Increase (decrease) in
 shares outstanding                                    (2,325)        (6,983)


  The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 21, 1982. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $66,000 and $0, respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, there were no securities on loan.

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $238,099,000 and $305,885,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2003.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $90,764,000 of unused capital loss carryforwards that expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $1,571,642,000. Net unrealized gain aggregated $223,253,000 at period-end, of which $344,429,000 related to appreciated investments and $121,176,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $854,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,488,000 for the six months ended June 30, 2003, of which $281,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003, the fund was allocated $290,000 of Spectrum Funds' expenses, of which $210,000 related to services provided by Price. At June 30, 2003, approximately 12.5% of the outstanding shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $396,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 12, 2003